Tax-related balances - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	€ 287,863	€ 266,077
Wallbox USA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	71,037	76,587
Albert Buettner GmbH [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	21,917	21,399
Other Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	€ 20,538	€ 20,169